INCOME TAXES - Deferred taxes (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Deferred tax assets	$ 418	$ 368
Deferred tax liabilities	(41)	(27)
Net deferred tax position	$ 377	$ 341	$ 286